Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of restricted cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents restricted cash
	As at June 30, 2021	As at December 31, 2020
Cash on hand	$368,117	$392,803
Cash in bank	7,357,012	8,021,241
Subtotal	7,725,129	8,414,044
Restricted cash	1,667,081	1,715,866
Cash, cash equivalents, and restricted cash	$9,392,210	$10,129,910